Shareholder Report, Line Graph (Details) - USD ($)	Dec. 28, 2017	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
C000195837
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: International ETF
Account Value	$ 10,000	$ 12,049	$ 11,168	$ 10,250	$ 12,599	$ 9,534	$ 9,308	$ 9,657
MSCI Emerging Markets Investible Markets Index Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Investible Markets Index
Account Value	$ 10,000	11,722	10,900	9,908	12,296	9,933	9,340	9,573
Dorsey Wright Country and Stock Momentum Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Country and Stock Momentum Total Return Index
Account Value	$ 10,000	14,856	13,187	11,872	14,099	10,353	9,719	9,951
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000	$ 13,113	$ 11,949	$ 10,536	$ 12,434	$ 9,730	$ 9,666	$ 9,891